Income Taxes - Deferred Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 1,880,344	$ 7,403,629
Depreciation and accretion	(102)	3,106
Equity based expenses	119,165	86,734
Deferred taxes	1,999,407	7,493,469
Valuation allowance	(1,999,407)	(7,493,469)
Net deferred income tax assets	$ 0	$ 0